EMPLOYEE BENEFITS AND INCENTIVE PLANS	12 Months Ended
Dec. 31, 2013
Postemployment Benefits [Abstract]
EMPLOYEE BENEFITS AND INCENTIVE PLANS

12. EMPLOYEE BENEFITS AND INCENTIVE PLANS

Qualified Retirement Plans

We have a 401(k) plan, which covers substantially all employees eighteen years of age or older who will also complete a minimum of 1,000 hours of service in each calendar year. Under the plan, we match 50% of employees’ contributions up to 14% of their gross salary or the statutory limit, whichever is less, if the employee satisfies the 1,000 hours of service requirement during the calendar year. Our matching contributions vest 25% per year beginning after the second service anniversary date. The matching contributions are 100% vested after the employee has attained five years of service. Total employer contributions under the plan were approximately $8.3 million, $8.2 million and $8.3 million for the years ended December 31, 2013, 2012 and 2011, respectively.

In the United Kingdom we have a Group Personal Pension Plan which is available to all employees upon the successful completion of their 3 month probationary period. Under the plan, we match employee contributions up to a maximum of 3% of their base salary. Contributions are invested immediately in the members own fund choice or the default investment option should members not wish to make their own investment choices. Contributions into the pension plan are paid via a salary sacrifice method and therefore all contributions into the plan, unless an employee has chosen to opt-out of this facility, are classified as employer contributions. Total employer contributions under the plan were approximately $1.0 million, $0.9 million, and $1.0 million for the years ended December 31, 2013, 2012 and 2011, respectively.

In Canada we have a Deferred Profit Sharing Plan (“DPSP”) and a Group Registered Retirement Savings Program (“GRRSP”), which covers substantially all employees who have materially and significantly contributed to the prosperity and profits of the Company. Under the plan, we match 50% of employees’ regular contributions to the GRRSP up to 3% of their earnings or the statutory limit, whichever is less. Our matching contributions vest 100% on the second anniversary of membership in the DPSP. Total employer contributions under the plan were approximately $0.2 million, $0.3 million and $0.3 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Non-Qualified Retirement Plans

We maintain a grantor trust under the West Corporation Executive Retirement Savings Plan (“Trust”). The principal of the Trust, and any earnings thereon shall be held separate and apart from our other funds. Participation in the Trust is voluntary and is restricted to highly compensated individuals as defined by the Internal Revenue Service. We will match 50% of employee contributions, subject to the combined limits of the 401(k) plan and the Trust. Matching contributions 100% vest after completion of three years of service. Our total contributions under the plan for the years ended December 31, 2013, 2012 and 2011 were approximately $2.0 million, $2.1 million and $2.0 million, respectively. Assets under the Trust at December 31, 2013 and 2012 were $41.9 million and $33.3 million, respectively.

We also maintain a Nonqualified Deferred Compensation Plan (as amended from time to time, the “Deferred Compensation Plan”). Pursuant to the terms of the Deferred Compensation Plan, eligible management, non-employee directors or highly compensated employees approved by the Compensation Committee of the Board of Directors may elect to defer a portion of their compensation and have such deferred compensation invested in the same investments made available to participants of the 401(k) plan or in notional equity shares of the Company. We match a percentage of any amounts invested in notional equity shares (50% during 2013, 2012 and 2011). Such matched amounts are subject to 20% vesting each year. All matching contributions are 100% vested five years after the later of January 1, 2007 or the date the executive first participates in the Deferred Compensation Plan. Our total contributions for the years ended December 31, 2013, 2012 and 2011 under the plan were approximately $1.2 million, $1.8 million and $2.0 million, respectively. Assets under the Deferred Compensation Plan at December 31, 2013 and 2012 were $8.1 million and $10.0 million, respectively. The fair value of notional equity shares in the Deferred Compensation Plan at December 31, 2013 and 2012 were $34.2 million and $31.3 million, respectively.

Amounts deferred under the Trust and Deferred Compensation Plan and any earnings credited thereunder shall be held separate and apart from our other funds, but remain subject to claims by the Company’s general creditors.

2006 Executive Incentive Plan

Stock options granted under the West Corporation 2006 Executive Incentive Plan (“2006 EIP”) prior to 2012 vest over a period of five years, with 20% of the stock option becoming exercisable on each of the first through fifth anniversaries of the grant date. During 2012, a form of option certificate was adopted such that the grants awarded after 2011 vest over a period of four years, with 25% of the stock option becoming exercisable on each of the first through fourth anniversaries of the grant date. Once an option has vested, it generally remains exercisable until the tenth anniversary of the grant date so long as the participant continues to provide services to the Company.

On August 15, 2012, our Board of Directors declared a special cash dividend of $8.00 per share to be paid to stockholders of record as of August 15, 2012. In addition, the Board of Directors authorized equivalent cash payments and/or adjustments to holders of outstanding stock options to reflect the payment of such dividend as required by the terms of our incentive plans. In addition, in connection with such payment, our Board of Directors accelerated the vesting of certain stock options that were granted in 2012 and scheduled to vest in 2013. The share-based compensation recorded as a result of the accelerated vesting was $6.8 million. For options granted in 2012 and scheduled to vest in 2014 through 2016, no dividend equivalent was paid but the option exercise price was reduced by $8.00 to $25.52. Options granted prior to 2012 and options granted in 2012 originally scheduled to vest in 2013 participated in the dividend equivalent payment with no modification to the option exercise price. In conjunction with the refinancing and dividend, an appraisal of the Company was performed by Corporate Valuation Advisors, Inc., and approved by management and the Board of Directors, of the fair market value of each respective stock option grant and the underlying share of common stock both before and immediately after the dividend and refinancing. An additional $1.5 million share-based compensation charge was recorded on option grants where the fair market value of the option and dividend equivalent paid, if any, exceeded the fair market value of the option before dividend and refinancing.

2013 Long-Term Incentive Plan

Prior to the completion of our IPO, we adopted the 2013 Long-Term Incentive Plan (“2013 LTIP”) which is intended to provide our officers, employees, non-employee directors and consultants with added incentive to remain employed by or perform services for us and align such individuals’ interests with those of our stockholders. Under the terms of the 2013 LTIP, 8,500,000 shares of common stock will be available for stock options, restricted stock or other types of equity awards granted under the 2013 LTIP, subject to adjustment for stock splits and other similar changes in capitalization. The number of available shares will be reduced by the aggregate number of shares that become subject to outstanding awards granted under the 2013 LTIP. To the extent that shares subject to an outstanding award granted under the 2013 LTIP are not issued or delivered by reason of the expiration, termination, cancellation or forfeiture of such award or by reason of the settlement of such award in cash, then such shares will again be available under the 2013 LTIP.

Stock options granted under the 2013 LTIP vest over a period of four years, with 25% of the stock option becoming exercisable on each of the first through fourth anniversaries of the grant date. Once an option has vested, it generally remains exercisable until the tenth anniversary of the grant date so long as the participant continues to provide services to the Company.

2006 Executive Incentive Plan and 2013 Long-Term Incentive Plan—Stock Options

The following table presents the stock option activity under the 2006 EIP and 2013 LTIP for the year ended December 31, 2013:

		Options Outstanding
	Options Available for Grant	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2013	850,448	2,870,413	$27.44
Granted	(69,373)	69,373	25.36
Canceled	78,800	(78,800)	31.62
Exercised	—	(56,349)	13.12
Discontinuance of the 2006 EIP	(859,875)	—	—

Balance at December 31, 2013	—	2,804,637	26.65
2013 LTIP authorization	8,500,000	—	—
Options granted	(220,561)	220,561	22.31
Options canceled	2,375	(2,375)	22.06
Restricted stock granted	(279,039)	—	—
Restricted stock canceled	2,623	—	—

Balance at December 31, 2013	8,005,398	3,022,823	$27.21

At December 31, 2013, we expect that 20% of options granted will be canceled or forfeited over the vesting period. At December 31, 2013, the intrinsic value of options vested and exercisable was approximately $1.7 million. The aggregate intrinsic value of options outstanding at December 31, 2013, was approximately $2.8 million. The aggregate intrinsic value of options outstanding, vested and expected to vest at December 31, 2013, was approximately $2.6 million.

The following table summarizes the information on the options granted under the 2006 EIP and 2013 LTIP at December 31, 2013:

Outstanding				Vested and Exercisable
Range of Exercise Prices	Number of Options	Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
$0.00 - $13.12	132,122	2.92	$13.12	132,122	$13.12
13.13 - 28.88	2,201,725	8.38	$25.23	19,747	$25.23
28.89 - 50.88	656,042	8.11	$34.12	656,042	$34.12
50.89 - 84.80	32,934	6.67	$77.88	16,819	$76.68

$0.00 - $84.80	3,022,823	8.06	$27.21	824,730	$31.49

Executive Management Rollover Options		Options Outstanding
	Options Available for Grant	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2013	103	287,578	$5.47
Canceled	23	(23)	—
Discontinuance of the 2006 EIP	(126)	—	—
Exercised	—	(216,356)	5.47

Balance at December 31, 2013	—	71,199	$5.47

The executive management rollover options are fully vested and have an average remaining life of 0.7 years. The aggregate intrinsic value of these options at December 31, 2013 was approximately $1.4 million.

We account for the stock option grants under the 2006 EIP and 2013 LTIP in accordance with Accounting Standards Codification 718, Compensation-Stock Compensation. The fair value of each option granted was estimated on the date of grant using a Black-Scholes option pricing model with the following weighted average assumptions for grants during the period:

	2013	2012	2011
Risk-free interest rate	1.56%	1.35%	1.87%
Dividend yield	3.07%	0.00%	0.00%
Expected volatility	35.20%	34.70%	33.20%
Expected life (years)	6.25	6.25	6.50
Fair value of option award	$6.05	$12.24	$31.36

The risk-free interest rate for periods within the expected life of the option is based on the zero-coupon U.S. government treasury strip with a maturity which approximates the expected life of the option at the time of grant.

Restricted Stock

In connection with our IPO, our compensation committee accelerated the vesting of all remaining unvested shares subject to the restricted stock award and special bonus agreements and restricted stock award agreements entered into pursuant to the 2006 EIP. The acceleration resulted in the vesting of an aggregate of 42,562 shares of common stock. As a result of the accelerated vesting, $1.2 million of share-based compensation was recognized in SG&A during 2013.

Upon completion of our IPO, we paid each of our non-employee directors, who are not affiliated with our Sponsors, 5,000 fully vested shares of common stock with the stock award subject to pro rata forfeiture if the director did not remain on the board for at least six months. On July 30, 2013, 269,039 shares of restricted stock were granted to certain employees of West Corporation at a market price of $22.06. These restricted shares vest over a period of three years with one-third of the restricted shares becoming unrestricted on each of the first through third anniversaries of the award.

At December 31, 2013 and 2012, there was approximately $15.2 million and $15.9 million of unrecorded and unrecognized compensation expense related to unvested share based compensation stock options and restricted stock under the 2006 EIP and 2013 LTIP, respectively, which will be recognized over the remaining vesting period of approximately 2.5 years.

2013 Employee Stock Purchase Plan

During the fourth quarter of 2013, we implemented the 2013 Employee Stock Purchase Plan (“ESPP”) under which the sale of 1.0 million shares of our common stock has been authorized and reserved. Employees may designate up to 50% of their annual compensation for the purchase of stock, subject to a per person limit of 2,000 shares in any offering period or calendar year. The price for shares purchased under the ESPP is 85% of the market closing price on the last day of the quarterly purchase period. No employee will be authorized to purchase common stock through the ESPP if, immediately after the purchase, the employee (or any other person whose stock would be attributed to such employee under U.S. tax law) would own stock and/or hold outstanding options to purchase stock possessing five percent (5%) or more of the total combined voting power or value of all classes of stock of the Company or of any parent of the Company or any subsidiary. In addition, no participant will be entitled to purchase stock under the ESPP at a rate which, when aggregated with his or her rights to purchase stock under all other employee stock purchase plans of the Company and its subsidiaries, exceeds $25,000 in fair market value, determined as of the date of grant (or such other limit as may be imposed by U.S. tax law), for each calendar year in which any option granted to the participant under any such plans is outstanding at any time. As of December 31, 2013, no shares had been issued under the ESPP. We recognized compensation expense for this plan of $0.3 million in 2013. The grant date fair value, net of the 15% discount on October 1, 2013, was $18.85.

Share-Based Compensation Expense

For the years 2013, 2012 and 2011, share-based compensation expense was $10.6 million, $25.8 million and $23.3 million, respectively. The net income effect of share-based compensation expense for 2013, 2012 and 2011 was approximately $6.7 million, $15.6 million and $19.0 million, respectively.